Commitments and Contingencies	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7 — Commitments and Contingencies

Registration Rights

The holders of the (i) Founder Shares, which were issued in a private placement prior to the closing of the IPO, (ii) Forward Purchase Shares, (iii) Private Placement Warrants which were issued in private placements simultaneously with the closing of the IPO and the Over-Allotment and the Class A ordinary shares underlying such Private Placement Warrants and (iv) warrants that may be issued upon conversion of Working Capital Loans and the Class A ordinary shares underlying such warrants will have registration rights to require the Company to register a sale of any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of an Initial Business Combination pursuant to a registration rights agreement entered into in connection with the IPO. Pursuant to the registration rights agreement and assuming $1,500,000 of Working Capital Loans are converted into additional warrants, the Company will be obligated to register up to 21,588,750 Class A ordinary shares and 8,345,000 warrants. The number of Class A ordinary shares includes (i) 8,243,750 Class A ordinary shares to be issued upon conversion of the Founder Shares, (ii) 5,000,000 Forward Purchase Shares, (iii) 6,845,000 Class A ordinary shares underlying the Private Placement Warrants and (iv) 1,500,000 Class A ordinary shares underlying the warrants issuable upon conversion of Working Capital Loans. The number of warrants includes 6,845,000 Private Placement Warrants and 1,500,000 additional warrants issuable upon the conversion of Working Capital Loans. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of an Initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The Company evaluated the registration rights agreement in accordance with the guidance in ASC 825-20 “Registration Payment Arrangements,” ASC 470-20 “Debt with Conversion and Other Options,” and ASC 450 “Contingencies.” The registration rights agreement does not contain liquidating damages, penalty payment, or other cash settlement provisions resulting from delays in registering the Company’s securities. As such, there are no accounting implications that arise due to the registration rights.

At the Closing, the Company, the Sponsor and certain securityholders of Intuitive Machines will enter into an amended and restated registration rights agreement (the “A&R Registration Rights Agreement”), pursuant to which, among other things, the Sponsor and such securityholders will be granted certain customary registration rights, on the terms and subject to the conditions therein, with respect to securities of New Intuitive Machines that they will hold following the Proposed Business Combination.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the Effective Date to purchase up to an additional 4,500,000 Units to cover over-allotments, if any.

On September 24, 2021, the Company paid a cash underwriting discount of 2.0% per Unit, or $4,000,000, excluding the proceeds from the purchase of an aggregate of 10,000,000 Units by certain of our anchor investors. The Company paid an underwriting fee at the closing of the Over-Allotment of $595,000.

The Underwriting Agreement states that Citi will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Public Offering, or $11,541,250, held in the Trust Account upon the completion of an Initial Business Combination, which would be payable from the amounts held in the Trust Account solely in the event that we complete an Initial Business Combination, subject to the terms of the Underwriting Agreement.

Proposed Business Combination with Intuitive Machines

As more fully described in Note 1, the Company entered into a number of agreements as part of its Proposed Business Combination with Intuitive Machines. These agreements included but are not limited to the Business Combination Agreement, the Series A Purchase Agreement, the Cantor Purchase Agreement and Sponsor Purchase Agreement, each of which contained terms and conditions which commit the Company to certain obligations in the event the Proposed Business Combination is successful.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the (i) Founder Shares, which were issued in a private placement prior to the closing of the IPO, (ii) Forward Purchase Shares, (iii) Private Placement Warrants which were issued in private placements simultaneously with the closing of the IPO and the Over-Allotment and the Class A ordinary shares underlying such Private Placement Warrants and (iv) warrants that may be issued upon conversion of Working Capital Loans and the Class A ordinary shares underlying such warrants will have registration rights to require the Company to register a sale of any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of the Company’s initial Business Combination pursuant to a registration rights agreement entered into in connection with the IPO. Pursuant to the registration rights agreement and assuming $1,500,000 of Working Capital Loans are converted into additional Private Placement Warrants, the Company will be obligated to register up to 21,588,750 Class A ordinary shares and 8,345,000 Private Placement Warrants. The number of Class A ordinary shares includes (i) 8,243,750 Class A ordinary shares to be issued upon conversion of the Founder Shares, (ii) 5,000,000 Forward Purchase Shares, (iii) 6,845,000 Class A ordinary shares underlying the Private Placement Warrants and (iv) 1,500,000 Class A ordinary shares underlying the Private Placement Warrants issuable upon conversion of Working Capital Loans. The number of warrants includes 6,845,000 Private Placement Warrants and 1,500,000 additional Private Placement Warrants issuable upon the conversion of Working Capital Loans. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The Company evaluated the registration rights agreement in accordance with the guidance in ASC 825-20 “Registration Payment Arrangements,”, ASC 470-20 “Debt with Conversion and Other Options,” and ASC 450 “Contingencies.” The registration rights agreement does not contain liquidating damages, penalty payment, or other cash settlement provisions resulting from delays in registering the Company’s securities. As such, there are no accounting implications that arise due to the registration rights.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the Effective Date to purchase up to an additional 4,500,000 Units to cover over-allotments, if any.

On September 24, 2021, the Company paid a cash underwriting discount of 2.0% per Unit, or $4,000,000, excluding the proceeds from the purchase of an aggregate of 10,000,000 units by certain of our anchor investors. The Company paid an underwriting fee at the closing of the Over-Allotment of $595,000.

Under the Underwriting Agreement entered into in connection with the IPO, Citigroup Global Markets Inc. is entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO, or $11,541,250, held in the Trust Account upon the completion of the Company’s initial Business Combination subject to the terms of the Underwriting Agreement.